Income taxes - Additional information (Details) - Jefferson Capital, Inc. before the business combination - USD ($) $ in Thousands	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Income Taxes
Valuation allowance	$ 0	$ 0	$ 0
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits, accrued interest and penalties	$ 0	$ 0	$ 0